Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,809,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,045.12
Total Offset Amount	0.00
Net Fee	2,045.12
Narrative - Max Aggregate Offering Price	$ 14,809,000.00
Final Prospectus	true